N-2 - USD ($)				3 Months Ended
		Apr. 29, 2025	Apr. 23, 2025	Mar. 31, 2025
Cover [Abstract]
Entity Central Index Key		0001322436
Amendment Flag		false
Document Type		424B5
Entity Registrant Name		Eaton Vance Tax‑Managed Buy‑Write Opportunities Fund
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Summary of Fund Expenses
The purpose of the table below is to help you understand all fees and expenses that you, as a Common Shareholder, would bear directly or indirectly. Unless otherwise noted, the table shows Fund expenses as a percentage of net assets attributable to Common Shares for the year ended December 31, 2024.

Common Shareholder transaction expenses
Sales load paid by you (as a percentage of offering price)	1.00%	(1)
Offering expenses (as a percentage of offering price)	0.08%	(2)
Dividend reinvestment plan fees	$5.00	(3)
(1)
Represents the estimated commission with respect to the Fund’s Common Shares being sold in this Offering. There is no guarantee that there will be any sales of the Fund’s Common Shares pursuant to this Prospectus Supplement and the accompanying Prospectus. Actual sales of the Fund’s Common Shares under this Prospectus Supplement and the accompanying Prospectus, if any, may be less than as set forth under “Capitalization” above. In addition, the price per share of any such sale may be greater or less than the price set forth under “Capitalization” above, depending on market price of the Fund’s Common Shares at the time of any such sale.

(2)
Represents estimated Offering expenses as a percentage of the offering price of Common Shares based on the last reported sale price for Common Shares on the NYSE on April 23, 2025. Offering expenses generally include, but are not limited to, the preparation, review and filing with the SEC of the Fund’s registration statement (including this Prospectus Supplement and the accompanying Prospectus and the SAI), the preparation, review and filing of any associated marketing or similar materials, costs associated with the printing, mailing or other distribution of this Prospectus Supplement, the accompanying Prospectus, SAI and/or marketing materials, associated filing fees, NYSE listing fees, and legal and auditing fees associated with the Offering.

(3)	You will be charged a $5.00 service charge and pay brokerage charges if you direct the plan agent to sell your Common Shares held in a dividend reinvestment account.

Sales Load [Percent]	[1]	1.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 5.00
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[3]	0.08%
Annual Expenses [Table Text Block]

Annual expenses	Percentage of net assets attributable to Common Shares(4)
Investment adviser fee	1.00	%(5)
Other expenses	0.08%

Total annual Fund operating expenses	1.08%
(4)	Stated as a percentage of average net assets attributable to Common Shares for the year ended December 31, 2024.
(5)
The investment adviser fee paid by the Fund to Eaton Vance is based on the average daily gross assets of the Fund, including all assets attributable to any form of investment leverage that the Fund may utilize. Accordingly, if the Fund were to utilize investment leverage in the future, the investment adviser fee will increase as a percentage of net assets. Pursuant to the investment advisory agreement between the Fund and the Adviser, the investment adviser fee is payable monthly and computed at an annual rate of 1.000% of the average daily gross assets of the Fund up to and including $1.5 billion, 0.980% of the average daily gross assets of the Fund over $1.5 billion up to and including $3 billion, 0.960% of the average daily gross assets of the Fund over $3 billion up to and including $5 billion, and 0.940% of the average daily gross assets of the Fund over $5 billion.

Management Fees [Percent]	[4],[5]	1.00%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[4]	0.08%
Total Annual Expenses [Percent]	[4]	1.08%
Expense Example [Table Text Block]
EXAMPLE
The following Example illustrates the expenses that Common Shareholders would pay on a $1,000 investment in Common Shares, assuming (i) total annual expenses of 1.08% of net assets attributable to Common Shares in years 1 through 10; (ii) a sales load of 1.00%; (iii) a 5% annual return; and (iv) all distributions are reinvested at NAV:

1 Year	3 Years	5 Years	10 Years
$ 21	$ 44	$ 69	$ 140
The above table and example and the assumption in the example of a 5% annual return are required by regulations of the SEC that are applicable to all investment companies; the assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the Fund’s Common Shares. For more complete descriptions of certain of the Fund’s costs and expenses, see “Management of the Fund” in the accompanying Prospectus. In addition, while the example assumes reinvestment of all dividends and distributions at NAV, participants in the Fund’s dividend reinvestment plan may receive Common Shares purchased or issued at a price or value different from NAV. See “Distributions” and “Dividend Reinvestment Plan” in the accompanying Prospectus. The example does not include estimated offering costs, which would cause the expenses shown in the example to increase.
The example should not be considered a representation of past or future expenses, and the Fund’s actual expenses may be greater or less than those shown. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01		$ 21
Expense Example, Years 1 to 3		44
Expense Example, Years 1 to 5		69
Expense Example, Years 1 to 10		$ 140
Purpose of Fee Table , Note [Text Block]
The purpose of the table below is to help you understand all fees and expenses that you, as a Common Shareholder, would bear directly or indirectly. Unless otherwise noted, the table shows Fund expenses as a percentage of net assets attributable to Common Shares for the year ended December 31, 2024.

Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Transaction Fees, Note [Text Block]		Represents estimated Offering expenses as a percentage of the offering price of Common Shares based on the last reported sale price for Common Shares on the NYSE on April 23, 2025. Offering expenses generally include, but are not limited to, the preparation, review and filing with the SEC of the Fund’s registration statement (including this Prospectus Supplement and the accompanying Prospectus and the SAI), the preparation, review and filing of any associated marketing or similar materials, costs associated with the printing, mailing or other distribution of this Prospectus Supplement, the accompanying Prospectus, SAI and/or marketing materials, associated filing fees, NYSE listing fees, and legal and auditing fees associated with the Offering.
Management Fee not based on Net Assets, Note [Text Block]		The investment adviser fee paid by the Fund to Eaton Vance is based on the average daily gross assets of the Fund, including all assets attributable to any form of investment leverage that the Fund may utilize. Accordingly, if the Fund were to utilize investment leverage in the future, the investment adviser fee will increase as a percentage of net assets. Pursuant to the investment advisory agreement between the Fund and the Adviser, the investment adviser fee is payable monthly and computed at an annual rate of 1.000% of the average daily gross assets of the Fund up to and including $1.5 billion, 0.980% of the average daily gross assets of the Fund over $1.5 billion up to and including $3 billion, 0.960% of the average daily gross assets of the Fund over $3 billion up to and including $5 billion, and 0.940% of the average daily gross assets of the Fund over $5 billion.
General Description of Registrant [Abstract]
Share Price [Table Text Block]
The following table sets forth for the period indicated the high and low closing market prices for Common Shares on the NYSE, and the corresponding NAV per share and the premium or discount to NAV per share at which the Fund’s Common Shares were trading as of the same date. NAV is determined no less frequently than daily, generally on each day of the week that the NYSE is open for trading. See “Determination of Net Asset Value” on page 24 of the accompanying SAI for information as to the determination of the Fund’s net asset value.

	Market Price		NAV per Share on Date of Market Price		NAV Premium/(Discount) on Date of Market Price
Fiscal Quarter Ended	High	Low	High	Low	High	Low
March 31, 2025	$14.63	$13.21	$15.24	$13.87	(4.00)%	(4.76)%
On April 23, 2025, the last reported sale price, NAV per Common Share and percentage premium/(discount) to NAV per Common Share, were $12.42, $13.26 and (6.33)%, respectively. As of April 23, 2025, the Fund had 116,754,568 Common Shares outstanding and net assets of $1,548,533,175.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]
Capitalization
We may offer and sell up to 19,096,050 of our Common Shares, $0.01 par value per share, from time to time through the Dealer as sub‑placement agent under this Prospectus Supplement and the accompanying Prospectus. There is no guarantee that there will be any sales of our Common Shares pursuant to this Prospectus Supplement and the accompanying Prospectus. The table below assumes that we will sell 19,096,050 Common Shares at a price of $12.42 per share (the last reported sale price per share of our Common Shares on the NYSE on April 23, 2025). Actual sales, if any, of our Common Shares under this Prospectus Supplement and the accompanying Prospectus may be greater or less than $12.42 per share, depending on the market price of our Common Shares at the time of any such sale. To the extent that the market price per share of our Common Shares on any given day is less than the net asset value per share on such day, we will instruct the Dealer not to make any sales on such day.
The following table sets forth our capitalization:
•	on a historical basis as of December 31, 2024 (audited); and
•
on a pro forma as adjusted basis to reflect the assumed sale of 19,096,050 Common Shares at $12.42 per share (the last reported sale price for our Common Shares on the NYSE on April 23, 2025), in an offering under this Prospectus Supplement and the accompanying Prospectus, after deducting the assumed commission of $2,371,729 (representing an estimated commission to the Distributor of 1.00% of the gross proceeds of the sale of Common Shares, of which a certain percentage will be paid to the Dealer in connection with sales of Common Shares effected in this Offering).

	As of December 31, 2024 (audited)	Pro Forma (unaudited)
	Actual	As adjusted
Net Assets	$1,745,593,073	$1,980,394,285
$0.01 par value per share of common shares outstanding	$1,167,546	$1,358,506
Additional paid‑in capital	$387,191,108	$621,992,320
Distributable earnings	$1,357,234,419	$1,357,043,459
Net Assets	$1,745,593,073	$1,980,394,285
Net asset value per share	$14.95	$14.58
Common shares issued and outstanding	116,754,568	135,850,618

Outstanding Securities [Table Text Block]
The following table provides information about our outstanding Common Shares as of April 23, 2025:

Title of Class	Amount Authorized	Amount Held by the Fund or for its Account	Amount Outstanding
Common Shares	Unlimited	0	116,754,568

Common Shares [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]		Percentage of net assets attributable to Common Shares
General Description of Registrant [Abstract]
Lowest Price or Bid				$ 13.21
Highest Price or Bid				14.63
Lowest Price or Bid, NAV				13.87
Highest Price or Bid, NAV				$ 15.24
Highest Price or Bid, Premium (Discount) to NAV [Percent]				(4.00%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]				(4.76%)
Share Price			$ 12.42
NAV Per Share			$ 13.26
Latest Premium (Discount) to NAV [Percent]			(6.33%)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]			Common Shares
Outstanding Security, Held [Shares]			0
Outstanding Security, Not Held [Shares]			116,754,568

[1]	Represents the estimated commission with respect to the Fund’s Common Shares being sold in this Offering. There is no guarantee that there will be any sales of the Fund’s Common Shares pursuant to this Prospectus Supplement and the accompanying Prospectus. Actual sales of the Fund’s Common Shares under this Prospectus Supplement and the accompanying Prospectus, if any, may be less than as set forth under “Capitalization” above. In addition, the price per share of any such sale may be greater or less than the price set forth under “Capitalization” above, depending on market price of the Fund’s Common Shares at the time of any such sale.
[2]	You will be charged a $5.00 service charge and pay brokerage charges if you direct the plan agent to sell your Common Shares held in a dividend reinvestment account.
[3]	Represents estimated Offering expenses as a percentage of the offering price of Common Shares based on the last reported sale price for Common Shares on the NYSE on April 23, 2025. Offering expenses generally include, but are not limited to, the preparation, review and filing with the SEC of the Fund’s registration statement (including this Prospectus Supplement and the accompanying Prospectus and the SAI), the preparation, review and filing of any associated marketing or similar materials, costs associated with the printing, mailing or other distribution of this Prospectus Supplement, the accompanying Prospectus, SAI and/or marketing materials, associated filing fees, NYSE listing fees, and legal and auditing fees associated with the Offering.
[4]	Stated as a percentage of average net assets attributable to Common Shares for the year ended December 31, 2024.
[5]	The investment adviser fee paid by the Fund to Eaton Vance is based on the average daily gross assets of the Fund, including all assets attributable to any form of investment leverage that the Fund may utilize. Accordingly, if the Fund were to utilize investment leverage in the future, the investment adviser fee will increase as a percentage of net assets. Pursuant to the investment advisory agreement between the Fund and the Adviser, the investment adviser fee is payable monthly and computed at an annual rate of 1.000% of the average daily gross assets of the Fund up to and including $1.5 billion, 0.980% of the average daily gross assets of the Fund over $1.5 billion up to and including $3 billion, 0.960% of the average daily gross assets of the Fund over $3 billion up to and including $5 billion, and 0.940% of the average daily gross assets of the Fund over $5 billion.